Segment and geographic information	12 Months Ended
Mar. 31, 2024
Segment and Geographic Information [Abstract]
Segment and geographic information
20. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Retail, the Investment Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. Please refer to Note 4 “
Revenue from services provided to customers
” for types of products and services offered by each reportable segment and corresponding revenue. Nomura renamed the Retail Division as the “Wealth Management Division”, effective April 1, 2024.

The accounting policies for segment information generally follow U.S. GAAP, except for a part of the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes
, but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
,” based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management monitors interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not consider such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Investment Management	Wholesale (1)(2) (3)	Other (Incl. elimination)	Total
Year ended March 31, 2022
Non-interest revenue	¥324,642	¥129,848	¥617,227	¥232,437	¥1,304,154
Net interest revenue	3,343	18,145	85,828	(53,203)	54,113

Net revenue	327,985	147,993	703,055	179,234	1,358,267
Non-interest expenses	268,745	76,478	628,563	163,481	1,137,267

Income before income taxes	¥59,240	¥71,515	¥74,492	¥15,753	¥221,000

Year ended March 31, 2023
Non-interest revenue	¥297,496	¥120,096	¥809,681	¥175,034	¥1,402,307
Net interest revenue	2,695	8,463	(37,301)	(10,316)	(36,459)

Net revenue	300,191	128,559	772,380	164,718	1,365,848
Non-interest expenses	266,695	85,064	743,011	91,333	1,186,103

Income before income taxes	¥33,496	¥43,495	¥29,369	¥73,385	¥179,745

Year ended March 31, 2024
Non-interest revenue	¥395,900	¥149,575	¥875,664	¥125,640	¥1,546,779
Net interest revenue	6,461	4,568	(9,517)	24,050	25,562

Net revenue	402,361	154,143	866,147	149,690	1,572,341
Non-interest expenses	279,682	93,945	812,236	102,287	1,288,150

Income before income taxes	¥122,679	¥60,198	¥53,911	¥47,403	¥284,191

(1)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2022 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within
Net gain on
trading
in the amount of ¥(56,073) million and in
Non-interest
expenses
—Other
in the amount of ¥9,289 million in the consolidated statements of income.

(2)
Non-interest revenue
and
Non-interest expense
for the year ended March 31, 2022 include gains of ¥14,696 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime

Brokerage Event was reasonably estimated. The gains are reported within
Net gain on trading
in the amount of ¥12,161 million and in
Non-interest
expenses
—
Other
in the amount of ¥(2,535) million in the consolidated statements of income.

(3)
Non-interest revenue
and
Non-interest expense
for the year ended March 31, 2023 include gains of
 ¥12,025
million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within
Net gain on trading
in the amount of ¥
9,954
million and in
Non-interest expenses—Other
in the amount of ¥
(2,071
) million in the consolidated statements of income.

Transactions between operating segments are recorded within segment results based on commercial terms and conditions and are eliminated in “
Other
.”
The following table presents the major components of
Income before income taxes
in
“Other”
for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Net gain (loss) related to economic hedging transactions	¥(9,937)	¥(4,846)	¥2,021
Realized gain on investments in equity securities held for operating purposes	1,355	28,385	21,027
Equity in earnings of affiliates	36,790	47,744	46,420
Corporate items (1)	(91,073)	(12,590)	(11,997)
Other (2)(3)(4)	78,618	14,692	(10,068)

Total	¥15,753	¥73,385	¥47,403

(1)
Income before income taxes for the year ended March 31, 2022 includes a loss of approximately ¥62.0 billion related to legacy transactions in the U.S. from before the global financial crisis (2007 – 2008) that was recognized including legal expenses as well as certain transactions intended to mitigate future losses.

(2)
Income before income taxes for the year ended March 31, 2022 includes a gain of approximately ¥79.0 billion from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.

(3)	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.
(4)	Includes the impact of Nomura’s own creditworthiness.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income for the years ended March 31, 2022, 2023 and 2024.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Net revenue	¥1,358,267	¥1,365,848	¥1,572,341
Unrealized gain (loss) on investments in equity securities held for operating purposes	5,623	(30,271)	(10,341)

Consolidated net revenue	¥1,363,890	¥1,335,577	¥1,562,000

Non-interest expenses	¥1,137,267	¥1,186,103	¥1,288,150
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,137,267	¥1,186,103	¥1,288,150

Income before income taxes	¥221,000	¥179,745	¥284,191
Unrealized gain (loss) on investments in equity securities held for operating purposes	5,623	(30,271)	(10,341)

Consolidated income before income taxes	¥226,623	¥149,474	¥273,850

(1)	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2022, 2023 and 2024.
Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The tables below present a geographic allocation of
Net revenue
and
Income (loss)
before income taxes
from operations by geographic areas for the years ended March 31, 2022, 2023 and 2024 and Long-lived assets associated with Nomura’s operations as of March 31, 2022, 2023 and 2024.
Net revenue
in Americas and Europe in the table substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and Long-lived assets have been allocated based on transactions with external customers while
Income (loss)
before income taxes
has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2022 (2)	2023 (3)	2024
Net revenue (1)(3) :
Americas	¥289,571	¥290,036	¥453,069
Europe	131,393	163,977	269,292
Asia and Oceania	85,081	68,817	56,684

Subtotal	506,045	522,830	779,045
Japan	857,845	812,747	782,955

Consolidated	¥1,363,890	¥1,335,577	¥1,562,000

Income (loss) before income taxes (3) :
Americas	¥(40,950)	¥(51,743)	¥14,650
Europe	(21,774)	9,206	(33,064)
Asia and Oceania	28,586	31,003	23,795

Subtotal	(34,138)	(11,534)	5,381
Japan	260,761	161,008	268,469

Consolidated	¥226,623	¥149,474	¥273,850

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event.
(3)	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.

	Millions of yen
	Year ended March 31
	2022	2023	2024
Long-lived assets:
Americas	¥103,045	¥114,946	¥121,633
Europe	53,643	53,161	62,063
Asia and Oceania	23,600	23,839	33,820

Subtotal	180,288	191,946	217,516
Japan	269,135	308,941	270,924

Consolidated	¥449,423	¥500,887	¥488,440